Shareholders' loans	9 Months Ended
Jan. 31, 2012
Notes to Financial Statements
Note 13 - Shareholders' loans

As of January 31, 2012 and April 30, 2011, shareholders’ loans consisted of the following:

Shareholders' Loans	January 31, 2012	April 30, 2011
Daniel Medina, President	$222,891	$163,924
Madhava Rao Mankal, Chief Financial Officer	252,702	253,896
Total Shareholders' Loans	$475,593	$417,820

Shareholders' loans are unsecured, accrued at 10% interest per annum and due on demand.

Interest is accrued and included in Shareholders' loan account. From time to time, shareholders are involved in funding operations.  These funds are provided and collected on an as needed basis.